Warrants (Details Narrative)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 shares
Fair Value Adjustment of Warrants			$ (3,283,000)	$ (106,000)		$ (625,000)	$ (46,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares						373,031		1,797,841
Proceeds from Warrant Exercises						$ 15,000		$ 4,000	$ 909,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								201,965	239,464
Proceeds from Issuance of Common Stock						600,000	3,286,000	$ 3,529,000	$ 13,513,000
Payments for Other Fees						8,000,000		8,000,000
[custom:NetCashProceeds]							14,065,000	14,065,000
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position								150,000
Other Noncash Expense								1,202,000
[custom:FairValueAssetLiabilityRecurringBasisStillHeldUnrealizedGainLosses]						2,914,000		3,819,000
Proceeds from Issuance of Warrants								$ 155,000	790,000
Percentage of gross proceeds								60.00%
[custom:VolumeWeightedAverageTradingPriceOfShares-0] | $ / shares								$ 9.20
[custom:ClassOfWarrantOrRightAdjustmentOfExercisePriceOfWarrantsOrRightsPercentBasedOnMarketValueAndNewlyIssuedPrice-0]								180.00%
[custom:ClassOfWarrantOrRightRedemptionOfWarrantsOrRightsStockPriceTrigger-0] | $ / shares								$ 18.00
[custom:DeemedDividendFromWarrantPriceAdjustment]				$ 661,000			661,000	$ 661,000
Other Liabilities, Fair Value Disclosure								330,000
Other Noncash Income Tax Expense								180,000
Other Noncash Income								$ 400,000
Other General and Administrative Expense									$ 5,419,000
Investor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								27,413	300,000	300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01	$ 3.00
Legacy Mobix's [Member]
Liabilities, Fair Value Adjustment								$ 732,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								201,965	239,464
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01	$ 0.01
Warrants and Rights Outstanding, Term								1 year	1 month
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 2.00	$ 3.00
Warrants and Rights Outstanding, Term								2 years	12 months
Measurement Input, Price Volatility [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input			55.0			55.0		55.0
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input								54.8
Warrants and Rights Outstanding, Measurement Input								55.0	52.7
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input								55.7
Warrants and Rights Outstanding, Measurement Input								55.6	54.1
Measurement Input, Expected Dividend Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input								0
Warrants and Rights Outstanding, Measurement Input								0	0
Measurement Input, Risk Free Interest Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input			4.5			4.5		4.5
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input								3.5
Warrants and Rights Outstanding, Measurement Input								4.7	3.6
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input								4.8
Warrants and Rights Outstanding, Measurement Input								5.3	5.5
Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Term								1 year	1 month
Business Combination, Contingent Consideration, Liability, Measurement Input								1
Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Term								2 years	12 months
Business Combination, Contingent Consideration, Liability, Measurement Input								5
PIPE Subscription Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01
PIPE Subscription Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								5.79
[custom:ClassOfWarrantOrRightRedemptionOfWarrantsOrRightsStockPriceTrigger-0] | $ / shares								9.06
PIPE Subscription Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								11.50
[custom:ClassOfWarrantOrRightRedemptionOfWarrantsOrRightsStockPriceTrigger-0] | $ / shares								18.00
PIPE Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.39
Series A Warrants [Member]
Warrants and Rights Outstanding, Term								5 years
Series B Warrants [Member]
Warrants and Rights Outstanding, Term								12 months
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								201,439
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.7375
[custom:PercentageOfPlacementAgentWarrantsCashFeesPayment]								8.00%
[custom:PercentageOfPurchaseOfSharesOfCommonStock]								7.00%
Public Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01
Private Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								3,400,000
Sponsor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								400,000
Warrant [Member]
Proceeds from Issuance of Common Stock										$ 900,000
[custom:ClassOfWarrantOrRightAdjustmentOfExercisePriceOfWarrantsOrRightsPercentBasedOnMarketValueAndNewlyIssuedPrice-0]								115.00%
Legacy Mobix Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		260,000						373,031	950		200,000
Proceeds from Issuance of Common Stock		$ 3,000
Legacy Mobix Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.01
Legacy Mobix Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 3.00
Legacy Mobix Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input									52.7
Legacy Mobix Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input									54.1
Legacy Mobix Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input									3.6
Legacy Mobix Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input									5.4
Legacy Mobix Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Term									1 year
Legacy Mobix's [Member]
Interest Expense, Operating and Nonoperating							$ 732,000
Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				51,020			51,020
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.01			$ 0.01
[custom:DeemedDividendFromWarrantPriceAdjustment]
Common Stock [Member] | Investor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				27,413			27,413
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.01			$ 0.01
Warrant [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position								$ 6,397,000
Proceeds from Issuance of Warrants								$ 82,000
Common Class A [Member]
Fair Value Adjustment of Warrants				$ (483,000)			$ (476,000)
Conversion of Stock, Shares Converted | shares						369,671		150,953
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				130,000			130,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.01			$ 0.01	$ 18.00
[custom:DeemedDividendFromWarrantPriceAdjustment]				$ (608,000)			$ (600,000)	$ 609,000
Common Class A [Member] | Legacy Mobix's [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01
Common Class A [Member] | Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,877,698
Common Class A [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	5,755,396
Proceeds from Issuance of Common Stock	$ 4,000,000
Common Class A [Member] | Public Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 11.50
Common Class A [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								130,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares								103,000
Common Class A [Member] | Legacy Mobix Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								369,671
Common Class A [Member] | Legacy Mobix's [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				103,000			103,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.01			$ 0.01
Common Class A [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares				29,880	168,235			1,521,643
Private Warrants [Member]
[custom:LiabilitiesRecognizedInConnectionWithTheMerger]						150,000	$ 150,000	$ 150,000
Liabilities, Fair Value Adjustment						312,000
Fair Value Adjustment of Warrants						18,000	$ (480,000)
[custom:FairValueAssetLiabilityRecurringBasisStillHeldUnrealizedGainLosses]						312,000		330,000
PIPE Common Warrants [Member]
Liabilities, Fair Value Adjustment						1,202,000
Fair Value Adjustment of Warrants						607,000
[custom:FairValueAssetLiabilityRecurringBasisStillHeldUnrealizedGainLosses]						$ 1,202,000
P I P E Warrants [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares						1,500,000
Proceeds from Warrant Exercises						$ 15,000
Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				27,413			27,413
[custom:PaymentOfFeesAndExpenses]								415,000
Private Placement [Member] | Prefunded Warrant [Member]
Payments for Other Fees								0.001
[custom:NetCashProceeds]								$ 3,000
Private Placement [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Payments for Other Fees	$ 415,000
Private Placement [Member] | Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								407,000
Private Placement [Member] | Series A Warrants [Member] | Prefunded Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								2,877,698
Private Placement [Member] | Series B Warrants [Member] | Prefunded Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								2,877,698
PIPE Common Warrants and Placement Agent Warrants [Member]
[custom:FairValueAssetLiabilityRecurringBasisStillHeldUnrealizedGainLosses]								$ 1,809,000